Nature of Operations and Organization (Details 2)			1 Months Ended			1 Months Ended
	Mar. 31, 2014	Nov. 01, 2011 SemStream item	Jan. 31, 2012 Pacer item	Jul. 31, 2013 Crescent Terminals, LLC item	Mar. 31, 2014 Big Lake item	Aug. 31, 2013 Oilfield Water Lines LP item	Mar. 31, 2014 Coastal item	Dec. 02, 2013 Gavilon Energy Glass Mountain
Acquisitions Subsequent to Initial Public Offering
Number of acquired natural gas liquids terminals		12
Number of companies associated with the acquiree entity			7			7
Number of tow boats acquired				4
Number of crude oil barges acquired				7
Number of water disposal facilities acquired					1		1
Equity method ownership interest (as a percent)	50.00%							50.00%